Related Party Transaction and Balance - Schedule of Nature Relationships with Related Parties (Details)	12 Months Ended
Mar. 31, 2025
Chan Sze Ho [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	Director of the Company
Cheung Yuk Shan [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	Spouse of Shum Ngan, Sammy, the director of the Company
Fong Wai Lok, Raymond [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	Former director of the Company, resigned as a director and appointed as a consultant of the Company effective April 1, 2024
I Win Growth SPC - Fund 1 SP [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	Fund managed by IWAML
Lau Kam Yan, Karen [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of March 31, 2025, 2024 and 2023, and the sole director of Oriental Moon Tree Limited
Lobster Financial Holdings Limited [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	10% shareholder of Oriental Moon Tree Limited as of March 31, 2025, 2024 and 2023
Oriental Moon Tree Limited [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	59.2% shareholder of the Company
Shum Ngan, Sammy [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	Director of the Company
Tse Tim [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	Spouse of Lau Kam Yan, Karen, the Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of March 31, 2025, 2024 and 2023
Wu Hin Lun [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	Controlling party of Capital Hero Global Limited, which is 14% shareholder of Oriental Moon Tree Limited as of March 31, 2025, 2024 and 2023
Zhu Jian Guo [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	Father of Zhu Yun, the controlling party of Lobster Financial Holdings Limited
Zhu Yun [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Relationship with the Company	Controlling party of Lobster Financial Holdings Limited as of March 31, 2025, 2024 and 2023 and spouse of former director Fong Wai Lok, Raymond